INSURANCE CONTRACTS	12 Months Ended
Dec. 31, 2025
Insurance Contracts [Abstract]
INSURANCE CONTRACTS	INSURANCE CONTRACTS
The following table shows the reconciliation from the opening to the closing balances of the insurance liabilities related to the partnership’s insurance contracts from its residential mortgage insurer, reported by measurement components.

(US$ MILLIONS)	Estimates of present value of future cash flows	Risk adjustment	Contractual service margin	Total
Insurance liabilities, as at January 1, 2025	$381	$446	$998	$1,825
Change during period:
Changes that relate to current service:
Contractual service margin recognized for services provided	—	—	(404)	(404)
Change in risk adjustment recognized for the risk expired	—	(67)	—	(67)
Experience adjustments	(9)	—	—	(9)
Changes that relate to future service:
Contracts initially recognized in the period	(488)	165	323	—
Changes in estimates that adjust the contractual service margin	(29)	(38)	67	—
Changes that relate to past services:
Adjustments to liabilities for incurred claims	(11)	—	—	(11)
Insurance finance (income)/expenses	28	31	43	102
Foreign currency translation	19	22	48	89
	(490)	113	77	(300)
Cash flows:
Premiums received	703	—	—	703
Claims and other insurance service expenses paid	(41)	—	—	(41)
Insurance acquisition cash flows	(75)	—	—	(75)
Insurance liabilities, as at December 31, 2025	$478	$559	$1,075	$2,112

(US$ MILLIONS)	Estimates of present value of future cash flows	Risk adjustment	Contractual service margin	Total
Insurance liabilities as at January 1, 2024	$385	$479	$1,070	$1,934
Change during period:
Changes that relate to current service:
Contractual service margin recognized for services provided	—	—	(426)	(426)
Change in risk adjustment recognized for the risk expired	—	(68)	—	(68)
Experience adjustments	(6)	—	—	(6)
Changes that relate to future service:
Contracts initially recognized in the period	(388)	135	253	—
Changes in estimates that adjust the contractual service margin	(52)	(96)	148	—
Changes that relate to past services:
Adjustments to liabilities for incurred claims	(13)	—	—	(13)
Insurance finance (income)/expenses	29	34	36	99
Foreign currency translation	(32)	(38)	(83)	(153)
	(462)	(33)	(72)	(567)

Cash flows:
Premiums received	565	—	—	565
Claims and other insurance service expenses paid	(41)	—	—	(41)
Insurance contract acquisition cash flows	(66)	—	—	(66)
Insurance liabilities, as at December 31, 2024	$381	$446	$998	$1,825